Pension and Other Postretirement Benefits - Schedule of One-Percentage Point Change in Assumed Rates of Health Care Cost Trend Rates (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Compensation and Retirement Disclosure [Abstract]
Effect on other postretirement benefit obligations, 1% increase	$ 12
Effect on total of service and interest cost components, 1% increase	1
Effect on other postretirement benefit obligations, 1% decrease	(10)
Effect on total of service and interest cost components, 1% decrease	$ (1)